Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net
Schedule of intangible assets, net

			Weighted Average
			Remaining
			Amortization
	As of December 31,		Period in Years
	2020	2021
	$	$
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000	2.25
License agreements with SINA	80,660,000	80,660,000	2.25
Computer software licenses	1,739,166	2,432,242	1.73

Total intangible assets, gross	189,189,166	189,882,242	2.24

Less: Accumulated amortization
Advertising agency agreement with SINA	87,616,075	93,670,998
License agreements with SINA	66,398,866	70,902,383
Computer software licenses	960,883	2,011,103

Total accumulated amortization	154,975,824	166,584,484

Total intangible assets, net	34,213,342	23,297,758